Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Holding's and TransUnion Corp. Successor's
Property, Plant and Equipment [Line Items]
Purchased software	$ 144.5	$ 26.2
Computer equipment and furniture	242.5	75.5
Building and building improvements	61.1	42.7
Land	3.2	3.2
Total cost of property, plant and equipment	451.3	147.6
Less: accumulated depreciation	(342.3)	(26.4)
Total property, plant and equipment, net of accumulated depreciation	$ 109.0	$ 121.2